Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.70385%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,070,773.37

Principal:
Principal Collections	$28,809,534.25
Prepayments in Full	$15,330,235.41
Liquidation Proceeds	$529,697.71
Recoveries	$12,264.51
Sub Total	$44,681,731.88
Collections	$49,752,505.25

Purchase Amounts:
Purchase Amounts Related to Principal	$132,036.45
Purchase Amounts Related to Interest	$891.51
Sub Total	$132,927.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,885,433.21

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,885,433.21
Servicing Fee	$1,056,902.02	$1,056,902.02	$0.00	$0.00	$48,828,531.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,828,531.19
Interest - Class A-2a Notes	$910,744.84	$910,744.84	$0.00	$0.00	$47,917,786.35
Interest - Class A-2b Notes	$782,867.04	$782,867.04	$0.00	$0.00	$47,134,919.31
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$45,286,460.98
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$45,012,460.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,012,460.98
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$44,838,770.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,838,770.98
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$44,838,770.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,838,770.98
Regular Principal Payment	$47,542,325.44	$44,838,770.98	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,885,433.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$44,838,770.98
Total					$44,838,770.98

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,681,892.28	$82.27	$910,744.84	$3.04	$25,592,637.12	$85.31
Class A-2b Notes	$20,156,878.70	$82.27	$782,867.04	$3.20	$20,939,745.74	$85.47
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$44,838,770.98	$28.40	$3,989,760.21	$2.53	$48,828,531.19	$30.93

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$252,984,678.01	0.8432823	$228,302,785.73	0.7610093
Class A-2b Notes	$206,604,153.71	0.8432823	$186,447,275.01	0.7610093
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,163,528,831.72	0.7369050	$1,118,690,060.74	0.7085070

Pool Information
Weighted Average APR	4.778%	4.781%
Weighted Average Remaining Term	50.00	49.21
Number of Receivables Outstanding	36,915	36,158
Pool Balance	$1,268,282,425.87	$1,222,957,808.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,189,774,962.37	$1,147,565,463.58
Pool Factor	0.7509983	0.7241599

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$75,392,344.76
Targeted Overcollateralization Amount	$106,971,302.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$104,267,747.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$523,113.71
(Recoveries)		10	$12,264.51
Net Loss for Current Collection Period			$510,849.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4833%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3998%
Second Prior Collection Period			0.2986%
Prior Collection Period			0.5021%
Current Collection Period			0.4921%
Four Month Average (Current and Prior Three Collection Periods)			0.4231%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		644	$3,328,548.57
(Cumulative Recoveries)			$68,418.43
Cumulative Net Loss for All Collection Periods			$3,260,130.14
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1930%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,168.55
Average Net Loss for Receivables that have experienced a Realized Loss			$5,062.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.69%	199	$8,391,875.60
61-90 Days Delinquent	0.12%	32	$1,467,210.94
91-120 Days Delinquent	0.02%	6	$240,264.98
Over 120 Days Delinquent	0.02%	7	$281,484.67
Total Delinquent Receivables	0.85%	244	$10,380,836.19

Repossession Inventory:
Repossessed in the Current Collection Period		13	$669,400.24
Total Repossessed Inventory		25	$1,255,485.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1116%
Prior Collection Period			0.0867%
Current Collection Period			0.1245%
Three Month Average			0.1076%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1626%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	93	$4,059,099.07
2 Months Extended	129	$5,991,709.90
3+ Months Extended	22	$1,023,608.20

Total Receivables Extended	244	$11,074,417.17
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer